Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 CNY (¥) ¥ / $ shares	Dec. 31, 2012 CNY (¥) shares	Dec. 31, 2011 CNY (¥) shares
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents maturity period	The Company considers cash on hand, demand deposits with banks with original maturities of three months or less when purchased to be cash and cash equivalents.
Other-than-temporary losses reclassified into earnings | ¥	¥ 0	¥ 0	¥ 2,281,000
Noon buying rate	6.0537
Dilutive potential common shares | shares	0	0	0
Affiliated Entity [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Equity interest percentage	50.00%
Equity method investments description	Investments in 50% or less owned companies over which the Company exercises significant influence but not control, are accounted for using the equity method. Under the equity method, the Company's proportionate share of the affiliate's net income or loss is included in the consolidated statements of operations.